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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tourmalet Advisors, L.P.

Address:  2150 Post Road, Fairfield, CT 06824

Form 13F File Number: 28-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carlos Rodrigues

Title:  Chief Financial Officer and Chief Operating Officer

Phone:  (203) 256-0113

Signature, Place, and Date of Signing:

  /s/ Carlos Rodrigues            Fairfield, CT               2/7/2011
------------------------  ---------------------------    -------------------
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32 items

Form 13F Information Table Value Total:  $130,342 (thousands)

List of Other Included Managers:   Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
ITEM 1                            ITEM 2      ITEM 3     ITEM 4         ITEM 5         ITEM 6    ITEM 7        ITEM 8
------                        -------------- --------- ---------- ------------------ ---------- -------- -------------------
                                                         Total                                            Voting    Voting
                                                          FMV      Total    SH/ Put/ Investment  Other   Authority Authority
Name of Issuer                Title of Class  Cusip    (X $1,000)  Shares   PRN Call Discretion Managers   Sole      None
--------------                -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ---------
AMERICAN SCIENCE & ENGR INC..      COM       029429107   3,358     39,400   SH          SOLE              39,400
AMERICAN SUPERCONDUCTOR CORP.      COM       030111108    555      19,400   SH          SOLE              19,400
AMERISOURCEBERGEN CORP.......      COM       03073E105   1,767     51,800   SH          SOLE              51,800
AON CORP.....................      COM       037389103   4,987     108,400  SH          SOLE              108,400
ARCH CAP GROUP LTD...........      ORD       G0450A105   2,377     27,000   SH          SOLE              27,000
AVX CORP NEW.................      COM       002444107   1,023     66,300   SH          SOLE              66,300
AXIS CAPITAL HOLDINGS........      SHS       G0692U109    664      18,500   SH          SOLE              18,500
CELESTICA INC................  SUB VTG SHS   15101Q108    575      59,300   SH          SOLE              59,300
CITRIX SYS INC...............      COM       177376100   3,421     50,000   SH  Put     SOLE              50,000
CLIFFS NATURAL RESOURCES INC.      COM       18683K101   1,170     15,000   SH  Put     SOLE              15,000
CVS CAREMARK CORPORATION.....      COM       126650100    487      14,000   SH          SOLE              14,000
DIRECTV......................    COM CL A    25490A101   6,652     166,600  SH          SOLE              166,600
HARRIS CORP DEL..............      COM       413875105   2,433     53,700   SH          SOLE              53,700
INGRAM MICRO INC.............      CL A      457153104   2,333     122,200  SH          SOLE              122,200
ISHARES SILVER TRUST.........    ISHARES     46428Q109  12,676     420,000  SH  Put     SOLE              420,000
ISHARES TR................... MSCI EMERG MKT 464287234  23,572     495,000  SH  Put     SOLE              495,000
KEYW HLDG CORP...............      COM       493723100    474      32,300   SH          SOLE              32,300
L-3 COMMUNICATIONS HLDGS INC.      COM       502424104   4,152     58,900   SH          SOLE              58,900
MONTPELIER RE HOLDINGS LTD...      SHS       G62185106   6,335     317,700  SH          SOLE              317,700
NORTHROP GRUMMAN CORP........      COM       666807102   4,133     63,800   SH          SOLE              63,800
PLATINUM UNDERWRITER HLDGS L.      COM       G7127P100   6,480     144,100  SH          SOLE              144,100
POWERSHARES QQQ TRUST........   UNIT SER 1   73935A104   6,536     120,000  SH  Put     SOLE              120,000
RALCORP HLDGS INC NEW........      COM       751028101   3,374     51,900   SH          SOLE              51,900
RESEARCH IN MOTION LTD.......      COM       760975102   1,744     30,000   SH  Call    SOLE              30,000
SPDR S&P 500 ETF TR..........    TR UNIT     78462F103  15,094     120,000  SH  Put     SOLE              120,000
TELLABS INC..................      COM       879664100    170      25,000   SH          SOLE              25,000
TEXAS INSTRS INC.............      COM       882508104   2,317     71,300   SH          SOLE              71,300
TYCO INTERNATIONAL LTD.......      SHS       H89128104    414      10,000   SH          SOLE              10,000
VERISK ANALYTICS INC.........      CL A      92345Y106   4,938     144,900  SH          SOLE              144,900
VIASAT INC...................      COM       92552V100   1,421     32,000   SH          SOLE              32,000
WAL MART STORES INC..........      COM       931142103    831      15,400   SH          SOLE              15,400
WILLIAMS COS INC DEL.........      COM       969457100   3,879     156,900  SH          SOLE              156,900
                                                        130,342   3,120,800                              3,120,800
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